Financial liabilities - Change in financial liabilities (Details) - EUR (€) € in Thousands			12 Months Ended
	Aug. 24, 2023	Jul. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes			€ 55,841	€ 0	€ 24,913
Repurchases			2,591
Repayments of convertible loan notes	€ 33,000		27,188	€ 0	€ 0
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Repurchases			1,762
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			1,881
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			750
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			1,528
Oceane
Disclosure of detailed information about borrowings [line items]
Net proceeds from convertible loan notes		€ 25,000
Repayments of convertible loan notes	€ 25,102		€ 25,000